Severance Indemnities and Pension Plans (Summary for Plans with Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Domestic, Japan [Member] | Pension Benefits and SIPs [Member]
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	¥ 24,527	¥ 26,442
Accumulated benefit obligations	24,527	26,442
Fair value of plan assets	6,738	7,980
Foreign Offices and Subsidiaries [Member] | Pension Benefits and Other Benefits [Member]
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	92,527	89,829
Accumulated benefit obligations	68,720	67,609
Fair value of plan assets	¥ 21,532	¥ 21,014